Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Taxes [Abstract]
Income tax benefits	$ 400	$ (13,100)	$ (275,800)	$ (72,700)
Percentage of pre-tax loss	0.00%	0.80%	3.10%	1.60%